Thacher Proffitt & Wood
 LLP

Two World Financial Center

New York, NY 10281

212.912.7400

Fax: 212.912.7751

www.tpw.com

April 12, 2006

Daniel H. Morris

Attorney-Adviser

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:	IMH Assets Corp. Regulation AB Submission Filed January 27, 2006

Dear Mr. Morris:

We have received and reviewed your comment letter dated February 23, 2006 to our Registration Statement on form S-3 of January 27, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for IMH Assets Corp.

General

Comment:

(1)          We note your statement on the cover page of the base prospectus indicating that the trust for a series of bonds may include several specific types of credit enhancement “or other type of credit enhancement.” Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to Include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise throughout the base prospectus as appropriate.

Response:

We understand that phrases as described in this comment cannot be used to add asset types, structural features, credit enhancement types or similar items in the prospectus supplement that were not contemplated and described in the base prospectus. However, we understand that phrases of this type can be used in the base prospectus, to a limited degree, to permit supplemental or modified terms in the prospectus supplement so long as information in the prospectus supplement complements the information in the base prospectus and does not differ from it. We have reviewed our use of phrases of this type in the base prospectus, and have made revisions accordingly.

Comment:

(2)          Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

Response:

The Registrant has advised us that the depositor and any issuing entity established by the depositor or any affiliate of the depositor with respect to asset-backed securities involving the same asset class has been current and timely with Exchange Act reporting during the period January 1, 2005 through January 27, 2006. In making this confirmation, we take into account the definitions and conditions set forth in General Instruction I.A.4. of Form S-3.

The following is a list of CIK numbers for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering during the last twelve months:

0001315967

0001319991

0001322538

0001326557

0001332057

0001338513

0001340123

0001345789

Comment:

(3)          We note from page 7 of your base prospectus that a trust fund may include mortgage securities in the pool of assets. Please revise your prospectus supplement to include bracketed language regarding the disclosure you will provide with respect to these securities if you choose to include them in the asset pool of an issuing entity. Additionally, revise the cover page of your base prospectus to indicate that a trust fund may include mortgage securities.

Response:

We have included a placeholder for a description of any mortgage securities to be included in the pool of assets. We have revised the cover page of the base prospectus to indicate that a trust fund may include mortgage securities.

Comment:

(4)          Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

Response:

All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will either be in the final 424 or filed prior to or simultaneously with the 424. We will file all agreements that are required to be filed with the Securities and Exchange Commission as promptly as possible after a transaction closes and will be in compliance with 1934 Act reporting requirements.

Comment:

(5)          Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

Response:

The legality and tax opinion that is now being filed as an exhibit to the registration statement speaks prospectively to the securities to be issued in each takedown, and does not contain any conditions or qualifications that would not appear in, and be acceptable for, opinions delivered to transaction participants at the time of each takedown. Accordingly, we believe that the opinion that is filed as an exhibit fulfills the requirements for the final legality and tax opinions, as described in footnote 133 to the Regulation AB adopting release. This approach is consistent with our firm's past practice, and has been accepted by the Staff in prior Form S-3 ABS registration statement full reviews.

Comment:

(6)          Please ensure that the publicly-filed version of your next amendment provides all necessary information. For example, while the courtesy copies you have provided us include page numbers, the version that appears on our website does not. Additionally, while we note that you have provided certain disclosure in your courtesy copies, the same disclosure does not seem to appear publicly. For example, the text on the left side of your first prospectus supplement regarding the obligations of the issuing entity and distributions on the bonds does not appear in the publicly-filed version. Ensure that your next amendment provides all required information in the version of your filing included on our website.

Response:

We will ensure that the base prospectus and prospectus supplements are properly paginated and will provide all required information in the version of our filing included on your website.

Prospectus Supplement # 1

Cover

Comment:

(7)          We note from the body of the prospectus supplement that you plan to use overcollateralization as a form of credit enhancement. Revise your cover page to include this information. Refer to Item 1102(h) of Regulation AB.

Response:

We have made this change.

Credit Enhancement, page S-7

Comment:

(8)          Please include a bracketed placeholder for the other possible credit enhancement and derivative disclosure. We note that the credit enhancement and derivatives you contemplate using as described in the base prospectus. Additionally, please include bracketed placeholders to confirm that you will identify any third parties providing credit support for 10% or more of the pool assets.

Response:

We have made these changes. With respect to the derivative disclosure, we have added bracketed placeholders for the derivatives in prospectus supplement #3.

Comment:

(9)          As a follow-up to the comment above, we note that your summary of credit enhancement includes only a cross-reference to a discussion elsewhere in the prospectus supplement. Please include a brief description of subordination in the summary. Furthermore, we note that in the body of the prospectus supplement, you indicate that you will use overcollaterization but do not discuss it in the summary. Revise accordingly.

Response:

We have made these changes.

Comment:

(10)        Please provide a brief summary of how losses not covered by credit enhancement will be allocated to the securities. See Item 1103(a)(3)(ix) of Regulation AB.

Response:

We have made this change.

The Mortgage Pool, S-20

Comment:

(11)        Please revise this section to provide the form of disclosure that will be included in the final prospectus, similar to the information you have provided in the second prospectus supplement. As currently presented, it is not clear what types of information you will provide under each heading, other that for originator and servicer concentrations.

Response:

We have made this change.

Comment:

(12)        As your base prospectus indicates that you may include delinquent assets in an asset pool, please expand your disclosure in this section to provide bracketed information showing the form of disclosure you would provide if applicable. See Items 111(c) and 1100(b)(1) of Regulation AB. You may also refer to Section 1.01 of Regulation AB Telephone Interpretations available on our website.

Response:

We have made this change.

Description of Certificates

Comment:

(13)        Please provide a bracketed placeholder, where appropriate, confirming that you will provide all financial disclosure required by Item 1114(b) for credit enhancers meeting the applicable thresholds. Additionally, please provide similar bracketed language regarding the disclosure you will provide with respect to derivative arrangements with third parties. Refer to Item 1115 of Regulation AB.

Response:

We have made these changes. Please note that reference to certain financial information of the insurer was created as a form of disclosure for the insurer therefore we removed specific dates of the financial statements.

Prospectus Supplement #2

Comment:

(14)        We note from the body of the second prospectus supplement that you plan to use a financial guaranty insurance policy. In accordance with our comments above, please expand the summary section to provide a description of the guaranty and to indentify the credit enhancer. Additionally, ensure that you will provide bracketed disclosure indicating that you will provide all financial information regarding the credit enhancer required by Item 1114(b) of Regulation AB.

Response:

We have made these changes.

Comment:

(15)        As a follow-up to the comment above, we note that both the summary section and the body of this supplement discuss the use of subordination but the cover page does not. Additionally, while the cover page and the body of the supplement discuss overcollaterization, the summary does not. Revise to provide all required information regarding credit enhancement on the cover page, in the summary and in the body of supplement, as applicable.

Response:

We have made these changes.

Prospectus Supplement # 3

Comment:

(16)        In accordance with our comments above, please provde bracketed disclosure in the summary section indicating that you will identify the derivatives counterparties if required by Item 1115 of Regulation AB. Refer to Item 1103(3)(ix). Additionally, provide bracketed disclosure indicating that you provide any financial information regarding the derivatives counterparties that is required by Item 1115 of Regulation AB.

Response:

We have made these changes.

Base Prospectus

Distributions of Interest and Principal on the Securities, page 45

Comment:

(17)        We note from page 45 that the related prospectus supplement will specify the security interest rate, or, in the ease of a variable or adjustable security interest rate, the method for determining the security interest rate, for each class. Please revise the base prospectus to specify all indices that may be used to determine interest payments on the offered securities. Refer to Item 1113(a)(3) of Regulation AB.

Response:

We do not believe that Regulation AB contains an express limitation on the types of indices that may apply to pool assets that have adjustable interest rates. Nevertheless, it is our intention that indices that apply to pool assets with adjustable rates will be indices that are of a type that are customarily used in the debt and fixed income markets to measure the cost of borrowed funds, and that these indices will not be tied to the value of an equity or commodity or otherwise create exposure to ABS investors to an asset that is not transferred to or otherwise a part of the asset pool.

Consistent with the foregoing, we do not believe that Regulation AB requires a listing in the base prospectus of all possible indices that may apply to pool assets with adjustable rates. However, we have added language to the base prospectus stating that all indices that apply to pool assets with adjustable rates will be indices “that are of a type that are customarily used in the debt and fixed income markets to measure the cost of borrowed funds.”

Pre-Funding Account, page 46

Comment:

(18)        We note that your base prospectus contemplates a prefunding account to purchase additional mortgage loans. Please revise the summary section of the prospectus supplement to include a bracketed placeholder confirming that you will provide the disclosure required by Item 1103(a)(5) of Regulation AB.

Response:

The requested disclosure has been added to the forms of prospectus supplement.

Description of Credit Enhancement, page 51

Comment:

(19)        We note that the disclosure at the bottom of the second paragraph of this section indicates that credit support for the offered securities of one series may cover the offered securities of one or more other series. Please revise to better explain the meaning of this sentence or confirm to us that you do not intend to use any assets, cash flows from assets or credit enhancement included in one trust fund to act as credit enhancement for a separate trust.

Response:

We have made this change.

Reduction or Substitution of Credit Enhancement, page 60

Comment:

(20)        We note that “in most cases,” credit support will be subject to reduction on a non- discretionary basis in accordance with a schedule or formula described in the prospectus supplement. Please confirm that all reductions or substitutions of credit enhancement are non-discretionary in nature or explain the other types of reductions and substitutions you intend to use and why they would fit within the definition of an asset-backed security.

Response:

We have made this change.

Derivatives, page 60

Comment:

(21)        Your disclosure regarding market swaps discusses ways in which a market value swap “might” operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

Response:

The market value swaps contemplated by this offering are limited to use in auctions. We have revised the language to make the limitation clear.

Comment:

(22)        Please delete the reference to credit default swaps from the prospectus. Alternatively, please explain bow these derivative instruments would meet the definition of an asset backed security or revise as appropriate. Refer to Section III.A.2.a of SEC Release No. 33-8518 and Item 1115 of Regulation AB.

Response:

The counterparty’s obligation under any credit default swap will result from losses or defined credit events relating only to some or all of the assets in the related asset pool. A credit default swap will only be used if all of the referenced assets are in the related asset pool. As a result, no credit default swap will cause the performance of the asset-backed securities to be synthetically linked to assets outside of the pool. Please note that footnote 68 of the Regulation AB Adopting Release states “[a]s another example of a swap or other derivative permissible in an ABS transaction, a credit derivative such as a credit default swap could be used to provide viable credit enhancement for asset-backed securities. For example, a credit default swap may be used to reference assets actually in the asset pool, which would be analogous to buying protection against losses on those pool assets.” In addition, Item 1114 of Regulation AB clearly contemplates that permitted credit enhancements may include derivatives whose primary purpose is to provide credit enhancement. The sponsor’s use of credit default swaps will be strictly within the foregoing provisions.

Purchase Obligations, page 62

Comment:

(23)        Please expand your disclosure to separately address each of the “purchase obligations” to which you refer and to provide a general explanation of the mechanics. for each type of purchase obligation you list in this paragraph.

Response:

We have made this change.

Comment:

(24)        We note that purchase obligations may include put options and demand features. Please note that we have referred this section to the Division of Investment Management for possible comment.

Response:

We look forward to responding to any specific comments the Division of Investment Management might have on this section.

Please contact Leigh Anne Kuiken at (212) 912-8307 or the undersigned at (212) 912-7950 with any other questions.

Sincerely, /s/ Marlo A. Young
Marlo A. Young